Business acquisition - Schedule of Preliminary Allocation Of The Acquisition Prices Of Assets Acquired and Liabilities Assumed (Details) - Deerfield II Wind Facility $ in Thousands	Jun. 15, 2023 USD ($)
Business Acquisition [Line Items]
Working capital	$ (10,709)
Property, plant and equipment	194,419
Long-term debt	(157,935)
Asset retirement obligation	(1,030)
Deferred tax liability	(1,603)
Total net assets acquired	23,142
Cash and cash equivalents	1,662
Net assets acquired, net of cash and cash equivalents	$ 21,480